INCOME TAX EXPENSE AND DEFERRED TAXES - Movement in deferred income tax accounts (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in deferred income tax accounts
Opening Balance	$ 151,743,678	$ 168,085,407	$ 145,245,948
Increase (decrease) in deferred tax	4,507,688	4,411,619	20,905,005
Increase (decrease) due to foreign currency translation	10,344,734	(20,753,348)	1,934,454
Total movements	14,852,422	(16,341,729)	22,839,459
Ending balance	$ 166,596,100	$ 151,743,678	$ 168,085,407